Property and Equipment - Changes in Carrying Value of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 52,272
Capital work-in-progress	3,073	$ 1,247
Ending balance	49,257	52,272
Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	249,837	234,159
On acquisitions (Refer Note 4(a), 4(b))	445
Additions	18,763	16,305
Disposals/retirements	(5,756)	(12,325)
Translation adjustments	(9,994)	11,698
Ending balance	253,295	249,837
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	198,812	180,126
Depreciation	21,790	21,480
Disposals/retirements	(5,649)	(11,896)
Translation adjustments	(7,842)	9,102
Ending balance	207,111	198,812
Buildings [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,733	9,602
Translation adjustments	(142)	131
Ending balance	9,591	9,733
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,945	5,385
Depreciation	483	484
Translation adjustments	(90)	76
Ending balance	6,338	5,945
Computers and software [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,850	74,388
On acquisitions (Refer Note 4(a), 4(b))	217
Additions	13,966	9,618
Disposals/retirements	(1,901)	(9,044)
Translation adjustments	(3,558)	3,888
Ending balance	87,574	78,850
Computers and software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,421	63,896
Depreciation	8,771	7,203
Disposals/retirements	(1,864)	(9,003)
Translation adjustments	(2,754)	3,325
Ending balance	69,574	65,421
Furniture, fixtures and office equipment [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	84,335	78,403
On acquisitions (Refer Note 4(a), 4(b))	102
Additions	2,449	4,096
Disposals/retirements	(1,016)	(1,988)
Translation adjustments	(3,228)	3,824
Ending balance	82,642	84,335
Furniture, fixtures and office equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,141	60,044
Depreciation	6,412	6,995
Disposals/retirements	(988)	(1,855)
Translation adjustments	(2,599)	2,957
Ending balance	70,966	68,141
Vehicles [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	876	838
On acquisitions (Refer Note 4(a), 4(b))	10
Disposals/retirements	(74)
Translation adjustments	(28)	38
Ending balance	784	876
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	737	514
Depreciation	120	193
Disposals/retirements	(70)
Translation adjustments	(23)	30
Ending balance	764	737
Leasehold improvements [member] | Gross carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,043	70,928
On acquisitions (Refer Note 4(a), 4(b))	116
Additions	2,348	2,591
Disposals/retirements	(2,765)	(1,293)
Translation adjustments	(3,038)	3,817
Ending balance	72,704	76,043
Leasehold improvements [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58,568	50,287
Depreciation	6,004	6,605
Disposals/retirements	(2,727)	(1,038)
Translation adjustments	(2,376)	2,714
Ending balance	$ 59,469	$ 58,568